ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Right of use assets	$ 284,379	$ 324,337	$ 0
Lease liabilities	$ 271,025	317,504	$ 68,187
IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Right of use assets		252,085
Advances granted		(4,308)
Sublease		1,540
Lease liabilities		$ 249,317